Parent Only Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	¥ 5,872	$ 827	¥ (18,223)	¥ (290,529)
Net cash used in investing activities
Net cash provided by/(used in) financing activities	(5,482)	(772)	17,684	111,724
Cash received from convertible bond			17,684
Redemption of convertible bond	(5,482)	(772)
Underwritten public offering financing, net of listing fee				111,559
Capital contribution from minority shareholders				165
Effects of exchange rate changes	(14)	(2)	(87)	2,087
Net (decrease)/increase in cash and cash equivalents	376	53	(626)	(176,718)
Cash and cash equivalents at beginning of the year	658	93	1,284	178,002
Cash and cash equivalents at end of the year	¥ 1,034	$ 146	¥ 658	¥ 1,284